Other Long-Term Liabilities (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Other LongTerm Liabilitie [Abstract]
Subsidy	$ 2,178,548	$ 1,994,366
Total	$ 2,178,548	$ 1,994,366